Long-Term Investment (Tables)	12 Months Ended
Dec. 31, 2022
Long-Term Investment (Tables) [Line Items]
Schedule of Equity Investment, Net	Equity investment, net consist of following:
	As of
Investee	December 31, 2022	December 31, 2021
Changsha Zhenghe Orthopedics Hospital Limited	3,766,000	3,766,000
Beijing Zhongqihuashang Venture Investment Management Co., Ltd.	130,474	141,679
Henan Shangshan Health Technology Co., Ltd.	47,366	—
Qianhu Medical Management (Jiangxi) Co., Ltd.	10,972,253	—
Subtotal	14,916,093	3,907,679
Less: Impairment	(14,916,093)	(3,907,679)
Equity investment, net	—	$—